Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Taxes Details
Net loss before taxes	$ 21,293	$ 15,564
Statutory rate	35.00%	35.00%
Computed expected tax recovery	$ 7,453	$ 5,447
Change in valuation allowance	(7,453)	(5,447)
Income tax provision